Basis of Presentation	6 Months Ended
Mar. 31, 2019
Basis of Presentation [Abstract]
Basis of Presentation
2.	Basis of Presentation:

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended September 30, 2018, filed with the U.S. Securities and Exchange Commission (the “SEC”) on January 31, 2019.
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s  financial position, results of operations and cash flows for the periods presented. Operating results for the six month period ended March 31, 2019 are not necessarily indicative of the results that might be expected for the fiscal year ending September 30, 2019.

A discussion of the Company's significant accounting policies can be found in the Company's annual financial statements for the fiscal year ended September 30, 2018 which have been filed with the US Securities and Exchange Commission on Form 20-F on January 31, 2019. There have been no changes to these policies in the six-month period ended March 31, 2019.